Employee Benefits Expenses (Including Directors' Emoluments) - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefits [Line Items]
Defined contribution plan, contributions payable	$ 6	$ 6
Defined contribution plan, forfeited contributions utilized	3	4
Defined contribution plan, forfeitures available to reduce future contributions	1	1
Services received, related party transactions	21	13	$ 26
LVS
Disclosure of employee benefits [Line Items]
Services received, related party transactions	16	10	19
Robert Glen Goldstein [Member] | LVS
Disclosure of employee benefits [Line Items]
Services received, related party transactions	$ 1	$ 1	$ 4